15 Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of trade and other receivables
	2019 £’000	2018 £’000	2017 £’000
Trade receivables	22	89	2,232
Prepayments	151	139	627
Other receivables	3,444	1,564	848
Total trade and other receivables	3,617	1,792	3,707
Less: non-current portion (rental deposit and on bond)	(2,625)	(469)	(465)
Current portion	992	1,323	3,242